Segmental information - Geographic analysis (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of geographical areas [line items]
Sales	£ 23,515	£ 22,448	£ 19,153
Non-current assets	21,727	21,569	19,063
United States
Disclosure of geographical areas [line items]
Sales	6,972	6,327	5,441
Non-current assets	5,816	5,899	4,320
India
Disclosure of geographical areas [line items]
Sales	2,751	3,219	3,011
Non-current assets	1,798	2,396	2,561
Great Britain
Disclosure of geographical areas [line items]
Sales	2,138	2,142	1,822
Non-current assets	2,909	2,413	2,119
Rest of World
Disclosure of geographical areas [line items]
Sales	11,654	10,760	8,879
Non-current assets	£ 11,204	£ 10,861	£ 10,063